Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
April 30, 2024

The Equity Specialists

DAVIS RESEARCH FUND
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (93.06%)
COMMUNICATION SERVICES – (5.54%)
Media & Entertainment – (5.54%)
Alphabet Inc., Class C	3,680	$605,875
IAC Inc. *	9,670	459,905
Liberty Media Corp., Liberty Formula One, Series A *	9,590	597,169
Meta Platforms, Inc., Class A	4,515	1,942,218
Total Communication Services		3,605,167
CONSUMER DISCRETIONARY – (16.43%)
Consumer Discretionary Distribution & Retail – (11.01%)
Alibaba Group Holding Ltd., ADR (China)	1,900	142,215
Amazon.com, Inc. *	29,840	5,222,000
JD.com, Inc., Class A, ADR (China)	9,563	276,275
Naspers Ltd. - N (South Africa)	1,334	255,298
Prosus N.V., Class N (Netherlands)	21,506	719,590
RH *	2,240	553,392
		7,168,770
Consumer Durables & Apparel – (1.75%)
Fila Holdings Corp. (South Korea)	21,840	642,917
Skechers U.S.A. Inc., Class A *	7,490	494,714
		1,137,631
Consumer Services – (3.67%)
Delivery Hero SE (Germany) *	29,085	813,727
Meituan, Class B (China) *	44,800	611,723
MGM Resorts International *	24,440	963,914
		2,389,364
Total Consumer Discretionary		10,695,765
CONSUMER STAPLES – (0.32%)
Food, Beverage & Tobacco – (0.32%)
Darling Ingredients Inc. *	4,840	205,071
Total Consumer Staples		205,071
ENERGY – (1.43%)
Tourmaline Oil Corp. (Canada)	18,980	927,596
Total Energy		927,596
FINANCIALS – (32.88%)
Banks – (11.02%)
Danske Bank A/S (Denmark)	66,130	1,903,683
DBS Group Holdings Ltd. (Singapore)	50,672	1,289,978
DNB Bank ASA (Norway)	11,580	201,830
Fifth Third Bancorp	18,150	661,749
U.S. Bancorp	23,335	948,101
Wells Fargo & Co.	36,585	2,170,222
		7,175,563
Financial Services – (17.54%)
Capital Markets – (4.91%)
Bank of New York Mellon Corp.	31,500	1,779,435
Julius Baer Group Ltd. (Switzerland)	26,400	1,416,581
		3,196,016
Consumer Finance – (3.17%)
Capital One Financial Corp.	14,405	2,066,109
Financial Services – (9.46%)
Berkshire Hathaway Inc., Class A *	4	2,398,000
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (Continued)
Berkshire Hathaway Inc., Class B *	7,365	$2,921,916
Rocket Companies, Inc., Class A *	68,020	835,286
		6,155,202
		11,417,327
Insurance – (4.32%)
Life & Health Insurance – (1.85%)
AIA Group Ltd. (Hong Kong)	77,550	568,003
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	140,500	636,757
		1,204,760
Property & Casualty Insurance – (2.47%)
Loews Corp.	5,825	437,749
Markel Group Inc. *	800	1,166,720
		1,604,469
		2,809,229
Total Financials		21,402,119
HEALTH CARE – (4.35%)
Health Care Equipment & Services – (3.55%)
Cigna Group	1,778	634,817
CVS Health Corp.	1,761	119,237
Humana Inc.	1,450	438,031
Quest Diagnostics Inc.	4,330	598,319
Solventum Corp. *	2,150	139,772
UnitedHealth Group Inc.	780	377,286
		2,307,462
Pharmaceuticals, Biotechnology & Life Sciences – (0.80%)
Viatris Inc.	44,980	520,418
Total Health Care		2,827,880
INDUSTRIALS – (6.51%)
Capital Goods – (6.51%)
AGCO Corp.	966	110,308
Carrier Global Corp.	3,570	219,519
Ferguson plc	3,175	669,467
ITOCHU Corp. (Japan)	5,600	252,643
Johnson Controls International plc	4,928	320,665
Owens Corning	3,150	529,861
Schneider Electric SE (France)	9,365	2,135,345
Total Industrials		4,237,808
INFORMATION TECHNOLOGY – (24.38%)
Semiconductors & Semiconductor Equipment – (11.44%)
Applied Materials, Inc.	14,895	2,958,892
Intel Corp.	60,601	1,846,512
Lam Research Corp.	1,228	1,098,336
Texas Instruments Inc.	8,750	1,543,675
		7,447,415
Software & Services – (12.01%)
Microsoft Corp.	8,673	3,376,659
Oracle Corp.	12,270	1,395,712
SAP SE, ADR (Germany)	16,790	3,042,516
		7,814,887
Technology Hardware & Equipment – (0.93%)
Samsung Electronics Co., Ltd. (South Korea)	10,930	607,562
Total Information Technology		15,869,864

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
April 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (0.75%)
Teck Resources Ltd., Class B (Canada)	9,940	$488,949
Total Materials		488,949
REAL ESTATE – (0.47%)
Real Estate Management & Development – (0.47%)
KE Holdings Inc., Class A, ADR (China)	20,150	304,668
Total Real Estate		304,668
TOTAL COMMON STOCK – (Identified cost $32,627,661)		60,564,887

	Principal	Value
SHORT-TERM INVESTMENTS – (6.87%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (a)	$1,664,000	$1,664,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 05/01/24 (b)	2,808,000	2,808,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,472,000)		4,472,000
Total Investments – (99.93%) – (Identified cost $37,099,661)		65,036,887
Other Assets Less Liabilities – (0.07%)		48,090
Net Assets – (100.00%)		$65,084,977

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 04/30/24, repurchase value of $1,664,245 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 09/01/31-04/20/54, total market value $1,697,280).
(b)
Dated 04/30/24, repurchase value of $2,808,413 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/15/24-05/15/65, total market value
$2,864,160).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND
Notes to Schedule of Investments
April 30, 2024 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Schedule of Investments - (Continued)
April 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$3,605,167	$–	$–	$3,605,167
Consumer Discretionary	7,652,510	3,043,255	–	10,695,765
Consumer Staples	205,071	–	–	205,071
Energy	927,596	–	–	927,596
Financials	15,385,287	6,016,832	–	21,402,119
Health Care	2,827,880	–	–	2,827,880
Industrials	1,180,353	3,057,455	–	4,237,808
Information Technology	15,262,302	607,562	–	15,869,864
Materials	488,949	–	–	488,949
Real Estate	304,668	–	–	304,668
Short-Term Investments	–	4,472,000	–	4,472,000
Total Investments	$47,839,783	$17,197,104	$–	$65,036,887

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At April 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$37,323,170

Unrealized appreciation	29,960,541
Unrealized depreciation	(2,246,824)
Net unrealized appreciation	$27,713,717